Stock-Based Compensation - Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Market price of common stock	$ 3.35
Expected volatility	0.724%
Expected term (in years)	6 years 1 month 6 days
Risk-free interest rate	0.017%
Expected dividend yield	0.00%